Significant Accounting Policies (Policies)	12 Months Ended
May 31, 2024
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation
Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries and schools. The Company and its WFOEs have entered into contractual arrangements with the VIEs and its shareholders, which enable the Company to (1) have power to direct activities that most significantly affect the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities in the Company’s consolidated financial statements. The consolidated financial statements include the financial statements of the Company, its subsidiaries, which are accounted for under the voting interest model, and the consolidated VIEs, VIEs’ subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation. See “Note 1 Organization and Principal
Activities-The
VIE Arrangements”.

Use of estimates
Use of estimates
The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and revenues and expenses in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include the valuation allowance for deferred tax assets, economic lives and impairment of property and equipment, impairment of goodwill, intangible assets, long-lived assets and long-term investments, fair value assessment of long-term investments, refund liability, discount rate for leases and the consolidation of the VIEs. Actual results could differ from those estimates.

Business combinations
Business combinations
Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling
interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses are expensed as incurred.
Consideration transferred in a business combinations is measured at the fair value as of the date of acquisition. Where the consideration in an acquisition includes contingent consideration, and the payment of which depends on the achievement of certain specified conditions post- acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability. It is subsequently carried at fair value with changes in fair value reflected in earnings.
In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash
Restricted cash
Restricted cash represents Renminbi (“RMB”) deposit in bank accounts as deposits required by the PRC government authorities related to educational programs and services and establishment of new subsidiaries. Restricted cash is classified as either current or non-current
based on when the funds will be released in accordance with the terms of the respective agreement.

Term deposits
Term deposits
Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months. Term deposit is classified as either current if the maturities are within one year, or as non-current
if the maturities are over one year.

Short-term investments
Short-term investments
The Group’s short-term investments include wealth management products with variable interest rates where principal is unsecured and maturities range from one month to less than one year and trading securities. Starting from June 1, 2022, the Group elects the fair value option to record wealth management products in accordance with ASC 825 Financial Instruments. Changes in the fair value are reflected in the are reflected in the consolidated statements of operations. The Group’s trading securities are comprised of money market funds that are acquired and held principally for the purpose of selling them in the near term. The fair value change gains or losses are recorded in the consolidated statements of operations.

Allowance for doubtful accounts
Allowance for doubtful accounts
Accounts receivable represents amounts due from corporate customers of the Group’s various subsidiaries and schools. The allowance for doubtful accounts is the Group’s best estimates of the amount of probable credit losses in the Group’s existing accounts receivable balance. The Group provides allowance for doubtful accounts based on historical credit loss experience and a review of the current status and reasonable and supportable forecasts of future events and economic conditions. Accounts receivable and other receivables are presented net of allowance for doubtful accounts.

Inventory, net
Inventory, net
Inventory, consisting of publications and private label products, are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method.

Property and equipment, net
Property and equipment, net
Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight line basis over the following estimated useful lives:

Buildings	20-50 years
Transportation equipment	10 years
Furniture and education equipment	5 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Property and equipment also consists of construction in progress
Property and equipment also consist of construction in progress as the Group constructs certain of its property and equipment. Construction in progress represents the costs incurred in connection with the construction of property and equipment. Costs classified as construction in progress include all costs of obtaining the asset and bringing it to the location and in the condition necessary for its intended use. Construction in progress is transferred to specific property and equipment and depreciation of these assets commences when the assets are ready for their intended u
se.

Land use rights, net
Land use rights, net
Land use rights with useful lives are recorded at cost less accumulated amortization and amortized on a straight-line basis over the remaining term of the land certificates, from
 38.5 years to 50 years.

Intangible assets, net
Intangible assets, net
Intangible assets with an indefinite life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.
Intangible assets with finite lives are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of the respective assets. Acquired intangible assets from business combination are recognized and measured at fair value at the time of acquisition. Those assets represent assets with finite lives and are further amortized on a straight-line basis over the estimated economic useful lives of the respective assets.
The estimated useful lives of intangible assets are as follows:

Trademark	5-10 years
License	20 years
Student base	1.75 years
Favorable lease	8.67 years
Courseware	3-5 years
Copyright	5 years
Distribution channel	5 years

Impairment of long-lived assets
Impairment of long-lived assets
The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss calculated as an amount by which the carrying value of the cost exceed its fair value.

Goodwill, net
Goodwill, net
Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. The Group’s goodwill as of May 31, 2023 and 2024 relates to its acquisitions of certain companies and schools.
Goodwill is not amortized but tested for impairment at the reporting unit level on an annual basis (May 31 for the Group) and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. These events or circumstances could include a significant change in the stock prices, business climate, legal and regulatory factors, operating performance indicators, competition, or sale or disposition of a significant portion of a reporting unit.
The Group first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount. If as a result of the qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.

Cost Method Investments
Long-term investments, net
The Group’s long-term investments include equity securities without readily determinable fair values, equity securities with readily determinable fair values, equity method investments and available-for-sale
investments.

Equity securities
(a)	Equity securities

•	Equity securities with readily determinable fair values
Equity securities with readily determinable fair values are measured at fair value and any changes in fair value are recognized in the consolidated statements of operations.

•	Equity securities without readily determinable fair values
The Group elects measurement alternative to the fair value measurement for the equity securities without readily determinable fair values, under which these investments are measured at cost, less impairment, plus or minus observable price changes of an identical or similar investment of the same issuer with the fair value change recorded in the consolidated statements of operations.

Equity securities with readily determinable fair values
(a)	Equity securities

•	Equity securities with readily determinable fair values
Equity securities with readily determinable fair values are measured at fair value and any changes in fair value are recognized in the consolidated statements of operations.

Equity securities without readily determinable fair values
The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”). If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss equal to the difference between the carrying value and the fair value in the consolidated statements of operatio
ns.

Equity Method Investments
(b)	Equity method investments
Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance
common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence.
Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment.
The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Available-for-sale Investments
(c)	Available-for-sale investments
For investments in investee’s shares which are determined to be debt securities, the Group accounts for them as available-for-sale
investments when they are not classified as either trading or held-to-maturity
investments.
Available-for-sale
investments are reported at fair value, with unrealized gains and losses, net of taxes recorded in accumulated other comprehensive income or loss. Realized gains or losses on the sales of these securities are recognized in the consolidated statements of operations.
The Group evaluates each individual investment periodically for impairment. For investments where the Group does not intend to sell, the Group evaluates whether a decline in fair value is due to deterioration in credit risk. Credit-related impairment losses, not to exceed the amount that fair value is less than the amortized cost basis, are recognized through an allowance for credit losses on the consolidated balance sheet with corresponding adjustment in the consolidated statements of operations and comprehensive income or loss. Subsequent increases in fair value due to credit improvement are recognized through reversal of the credit losses and corresponding reduction in the allowance for credit losses. Any decline in fair value that is non-credit
related is recorded in accumulated other comprehensive income as a component of shareholders’ equity.

Unsecured senior notes
Unsecured senior notes
Unsecured senior notes are recognized initially at fair value, net of debt discounts or premiums and debt issuance costs. Debt discounts or premiums and debt issuance costs are recorded as a reduction of the principal amount and the related accretion is recorded as interest expense in the consolidated statements of operations over the maturities of the notes using the effective interest method.

Non-controlling interests
Non-controlling
interests
The Group’s consolidated financial statements include entities in which the Company has a controlling financial interest. Earnings or losses attributable to non-controlling
interest shareholders of its subsidiaries and VIEs are classified separately as
“non-controlling
interests” in the Company’s consolidated statements of operations.
For the year ended May 31, 2024, the Company
cumulatively
purchased 32,425,000 ordinary shares of East Buy with
an
amount of US$84,465 in aggregate, at an average purchase price of HK$20.38 per share (equivalent to US$2.61), representing approximately 3.1% of total shares of East Buy. As East Buy is a subsidiary of the Company, the purchase changed the Company’s ownership interest while retained its controlling financial interest in East Buy. The Company accounted for the purchase activity as equity transactions of investments, therefore, no gain or loss were recognized in the Company’s consolidated statements of operations. Any difference between the fair value of the consideration paid and the amount by which the noncontrolling interest is adjusted were recognized in equity attributable to the Company and recorded in additional paid-in capital.

Value added tax ("VAT")
Value added tax (“VAT”)
Pursuant to the PRC tax laws, in case of any product sales, generally the VAT rate is 3% of the gross sales for small scale VAT payer and 13% of the gross sales for general VAT payer. Most of the subsidiaries of the Company are considered as general VAT payers for the sales of products, guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 13% on revenues from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is recorded as accrued expenses in the Group’s consolidated financial statements.
The new enrollment system development services and other operating services are subject to VAT at the rate of 6% of revenues. The non-academic
educational programs and services in short-term training schools may choose the applicable simple VAT collection method and apply for a 3% VAT rate. The intercompany sales of self-developed software are subject to VAT at the rate of 13% and the part in excess of the rate of 3% the Group can apply for refund upon collection by relevant tax authorities. The intercompany services related to self-developed software are subject to VAT at the rate of 6%. The sales of books are subject to VAT at the rate of 9
%
.
In accordance with Cai Shui [2020] No. 8, due to the Novel coronavirus
(“COVID-19”)
pandemic, the VAT on certain services was temporarily exempted from January 2020 to March 2022. As a result, the Group’s educational services were not subject to any VAT from January 1, 2020 to March 31, 2022. The VAT exemption was accounted for in a similar manner as government subsidies.

Revenue recognition
Revenue recognition
Revenues are recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.
As the Group’s private label products sales increased significantly, the Group changed its presentation of revenues in the consolidated statement of operations to separately disclose service revenues and product revenues, and retrospectively applied the presentation change for all periods presented.

Disaggregation of revenue
The primary sources of the Group’s revenues are as follows:

(a)	Net service revenues
The Group provides educational services and test preparation courses, online education and other services. Each contract of educational programs and services is accounted for as a single performance obligation which is satisfied proportionately over the service period. Tuition fee is generally collected in advance and is initially recorded as deferred revenue. Refunds are provided to students if they decide within the trial period that they no longer want to take the course. After the trial period, if a student withdraws from a class, usually only those unearned portion of the fee is available to be returned. Historically, the Group has not had material refunds.
The Group provides consulting services to students regarding overseas studies. Revenues are recognized when promised services are delivered to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those services. Each contract includes certain milestones and each of the milestones is considered a single performance obligation which is satisfied at the point of time when each of the milestone is reached. The Group estimates the variable consideration to be earned and recognizes revenues related to each milestone when the related milestone is achieved.

When the Group, as a promoter, provides promotion services about the specified goods for the merchants in the form of livestream on the
e-commerce
platforms, the Group serves as an agent. The Group earns commissions on the sales of the specified goods transacted through the
e-commence
platform at the agreed commission rates. Commission revenue of livestreaming
e-commerce
is recognized at a point in time upon the customers purchase merchants’ products through the
e-commence
platforms.
For the year ended May 31, 2024, US$2,716,174, US$190,860, US$439,744 and US$154,220 of service revenues were derived from educational services and test preparation courses, private label products and livestreaming
e-commerce,
overseas study consulting services
,
and other segments, respectively. For the year ended May 31, 2023, US$
1,914,865, US$178,165, US$354,764 and US$96,935
of service revenues were derived from educational services and test preparation courses, private label products and livestreaming
e-commerce,
overseas study consulting services and other segments, respectively. For the year ended May 31, 2022, US$
2,669,020, US$473, US$325,901 and US$54,628
of service revenues were derived from educational services and test preparation courses, private label products and livestreaming
e-commerce,
overseas study consulting services and other segments, respectively.

(b)	Net product revenues
The Group recognizes revenues from the sales of private label products and sales of books or other educational materials developed or licensed by the Group either through its own distribution channels or through third party distributors. Revenues are recognized when control of the promised goods is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods.
For the year ended May 31, 2024, US$709,754 and US$102,834 of product revenues were derived from private label products and livestreaming
e-
commerce, and other segments, respectively. For the year ended May 31, 2023, US$
379,343 and US$73,688 of product revenues were derived from private label products and livestreaming
e-
commerce and other services, and other segments, respectively. For the year ended May 31, 2022, US$2,530 and US$52,694 of product revenues were derived from private label products and livestreaming
e-commerce
and other services, and other segments, respectively.
As
of May 31, 2023 and 2024,
the Group did not have any contract assets
. The Group’s contract liabilities mainly consist of prepayments from customers (deferred revenue), with a balance of US$1,337,630 and US$1,780,063 as of May 31, 2023 and 2024, respectively. Substantially all contract liabilities at the beginning of the year ended May 31, 2023 were recognized as revenues during the year ended May 31, 2024 and substantially all contract liabilities as of May 31, 2024 are expected to be realized in the following year. The difference between the opening and closing balances of the Group’s contract liabilities primarily results from the timing difference between the Group’s satisfaction of performance obligation and the customer’s payment.
Refund liability mainly related to the estimated refunds that are expected to be provided to students if they decide they no longer want to take the courses. Refund liability estimates are based on historical refund ratio on a portfolio basis using the expected value method. As of May 31, 2023 and 2024, refund liability amounted to US$138,549 and US$167,369, respectively, and are included in accrued expenses and other current liabilities.

Operating leases
Operating leases
The Group determines if an arrangement is a lease or contains a lease at lease inception. Operating leases are required to be recorded in the balance sheets as right-of-use
assets and operating lease liabilities, initially measured at the present value of the lease payments. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group accounts for the lease and non-lease
components separately. Lastly, the Company also has elected to utilize the short-term lease recognition exemption and, for those leases that qualified, the Group did not recognize operating lease right-of-use
assets or operating lease liabilities.
As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated using a portfolio approach to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expenses are recorded on a straight-line basis over the lease term.

Advertising costs
Advertising costs
The Group expenses advertising costs as they are incurred. Total advertising expenses were US$43,520, US$49,365 and US$86,493 for the years ended May 31, 2022, 2023 and 2024, respectively, and have been included as part of selling and marketing expenses.

Government subsidies
Government subsidies
The government subsidies provided by the local government mainly included funding to support the growth of the Group. The Group recognizes government subsidies as miscellaneous income when they are received because they are not subject to any past or future conditions, there are no performance conditions or conditions of use, and they are not subject to future return. Government subsidies received and recognized as miscellaneous income totaled US$9,170, US$16,010 and US$15,000 for the years ended May 31, 2022, 2023 and 2024, respectively.

Foreign currency translation
Foreign currency translation
The Company’s functional and reporting currency is the United States dollars (“US dollars”). The financial records of the Company’s subsidiaries, the VIEs, the VIEs’ subsidiaries and schools located in the PRC are maintained in Renminbi (“RMB”), which is the functional currency of these entities. The financial records of the Company’s subsidiaries located in Hong Kong are maintained in US dollars, which is the functional currency of these entities. The financial records of the Company’s subsidiaries located overseas are maintained in their local currencies.
Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

For translating to the functional currency of the Company, assets and liabilities are translated into the reporting currency at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates. Revenues, expenses, gain and loss are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and the consolidated statements of comprehensive income/ (loss).

Foreign currency risk
Foreign
currency
risk
RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents, restricted cash, and term deposits denominated in RMB amounted to US$2,012,511 and US$2,093,141 as of May 31, 2023 and 2024, respectively.

Fair value
Fair value
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when valuing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:
Level 1
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
Level 2
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
Level 3
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments
Fair value of financial instruments
The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, term deposit, short-term investments, accounts receivable, amounts due from/to related parties, available-for-sale
investments, equity security with/without readily determinable fair values, accounts payable and unsecured senior notes. The Group carries its available-for-sale
investments, equity securities with readily determinable fair values, wealth management products and trading securities at fair value and carries its equity securities without readily determinable fair values at cost, less impairment, plus or minus observable price changes in a similar transaction. The carrying amounts of other financial instruments except for unsecured senior notes approximate their fair values due to the short-term maturities of these instruments. The estimated fair value of the Group’s unsecured senior notes as of May 31, 2024 approximated US$14,403, and represented a level 2 measurement.

Net (loss)/income per share
Net (loss)/income per share
Basic net income or loss per share is computed by dividing net income or loss attributable to the holders of common shares by the weighted average number of common shares outstanding during the year. Diluted net income or loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net income or loss per share in years when their effect would be anti-dilutive. The Group has share options and NES which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net income or loss per share, the effect of the share options and NES is computed using the treasury stock method.

Income taxes
Income taxes
The Group accounts for income taxes using the asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax basis of assets and liabilities, net of operating loss carry forwards and credits, by applying enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change. Deferred tax assets are reduced by a valuation allowance when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.
The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the tax authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expenses.

Comprehensive (loss)/income
Comprehensive (loss)/income
Comprehensive income/ (loss) includes net income/ (loss), unrealized gain/ (loss) on available-for-sale
investments and foreign currency translation adjustment. Comprehensive income/ (loss) is reported in the consolidated statements of comprehensive income/ (loss).

Share-based compensation
Share-based compensation
Share-based payments to employees and directors are measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expenses net of forfeitures as they occur using graded vesting method over the requisite service period, with a corresponding addition to the additional paid-in
capital. The Group uses the binomial option pricing model to measure the fair value of options granted, and the quoted market price of the common shares, to measure the fair value of options and NES granted to employees at each measurement date. The binomial option pricing model is adopted because the Group believes that considering the possibility of exercise an option over the life of the option, as affected by the reality of changing stock prices and non-constant
risk free rates, would better reflect the measurement objective of relevant accounting literature. The amount of compensation expenses recognized at any date is at least equal to the portion of the fair value of the awards that are vested as of that date. Forfeitures are recognized as they occur.

Concentration of credit risk
Concentration of credit risk
Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, term deposits, restricted cash, short-term investments and accounts receivable. As of May 31, 2023 and 2024, substantially all of the Group’s cash and cash equivalents, term deposits, restricted cash and short-term investments were deposited with financial institutions with high-credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The Group performs periodic credit evaluations and provides an allowance for doubtful accounts to reduce the accounts receivable balance to its net realizable value. The Group did not have any customers constituting 10% or more of the consolidated net revenues and accounts receivable in the fiscal years 2023 and 2024, respectively.

Recent accounting pronouncements adopted
Recent accounting pronouncements adopted
In October 2021, the FASB issued ASU
2021-08,
Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which the amendments in this update require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. The amendments in this update address how to determine whether a contract liability is recognized by the acquirer in a business combination. The ASU is effective for the fiscal year beginning after December 15, 2022, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, for periods for which financial statements have not yet been issued. The Company adopted this new standard beginning June 1, 2023 and concluded the adoption does not have any material impact on its consolidated financial statements.

Recently issued accounting pronouncements not yet adopted
Recently issued accounting pronouncements not yet adopted
In November 2023, the FASB issued ASU
No. 2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). ASU 2023-07 intends to improve reportable segment disclosure requirements, enhance interim disclosure requirements and provide new segment disclosure requirements for entities with a single reportable segment. ASU
2023-07
is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. ASU 2023-07 is to be adopted retrospectively to all prior periods presented. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.
In December 2023, the FASB issued ASU 2023-09 “Improvements to Income Tax Disclosures” (“ASU 2023-09”). ASU 2023-09 intends to improve the transparency of income tax disclosures. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024 and is to be adopted on a prospective basis with the option to apply retrospectively. The Group is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.